Share Capital (Schedule of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Shares Option
Balance, beginning of year	1,020	275	15
Grants	395	1,005	260
Forfeited	(47)	(260)
Balance, end of year	1,368	1,020	275
Exercisable, end of year		10	5
Weighted- Average Exercise Price
Balance, beginning of year	$ 4.87	$ 7.18	$ 12.50
Grants	$ 7.47	$ 4.76	$ 6.87
Forfeited	$ 7.88	$ 6.87
Balance, end of year	$ 5.30	$ 4.87	$ 7.18
Exercisable, end of year		$ 12.50	$ 12.50